Reporting Segments and Geographic Information	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Reporting Segments and Geographic Information [Abstract]
SEGMENTS, GEOGRAPHIC AND REVENUES INFORMATION

NOTE 7:-   REPORTING SEGMENTS AND GEOGRAPHIC INFORMATION

Operating segments:

The Company operates as one operating segment. Operating segments are defined as components of an enterprise for which separate financial information is available and evaluated regularly by the chief operating decision maker, which is the Company’s chief executive officer, in deciding how to make operating decisions, allocate resources and assess performance. The Company’s chief operating decision maker allocates resources and assesses performance at the consolidated level.

Geographical information:

Revenue disaggregated by geography, based on the billing address of the Company’s traveler, consists of the following (the Company does not generate any revenue in Israel):

	June 30,
	2022	2021
United states	$14,858	$3,882
Canada	614	91
UK	435	50
Other	632	256
	$16,539	$4,279

The geographical area of all long-lived assets for the six months ended June 30, 2022 and for the year ended December 31, 2021 is Israel for all periods.

NOTE 13:- SEGMENTS, GEOGRAPHIC AND REVENUES INFORMATION

Operating segments:

The Company operates as one operating segment. Operating segments are defined as components of an enterprise for which separate financial information is available and evaluated regularly by the chief operating decision maker, which is the Company’s chief executive officer, in deciding how to make operating decisions, allocate resources and assess performance. The Company’s chief operating decision maker allocates resources and assesses performance at the consolidated level.

Geographical information:

Revenue disaggregated by geography, based on the billing address of the Company’s traveler, consists of the following (the Company does not generate any revenue in Israel):

	December 31,
	2021	2020
United States	$13,774	$1,115
Canada	387	37
United Kingdom	229	3
Other	678	49
	$15,068	$1,204

The geographical area of all long-lived assets for the years ended December 31, 2021 and 2020 is Israel for all periods.

Revenue disaggregated by customers are generated from booking-related activities as follows:

	December 31,
	2021	2020
Fees received from the traveler	$14,519	$1,204
Fees earned from hotel service provides	549	—
	$15,068	$1,204